(22) OTHER PAYABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Payables Details
Consumers and concessionaires, current	R$ 93,068	R$ 73,864
Consumers and concessionaires, noncurrent	44,473	44,711
Energy efficiency program - PEE, current	186,621	257,622
Energy efficiency program - PEE, noncurrent	110,931	58,798
Research & Development - P&D, current	103,308	75,655
Research & Development - P&D, noncurrent	68,780	55,272
EPE/FNDCT/PROCEL (*), current	15,612	12,928
EPE/FNDCT/PROCEL (*), noncurrent	0	0
Reversion fund, current	0	0
Reversion fund, noncurrent	17,750	17,750
Advances, current	300,214	163,054
Advances, noncurrent	22,255	8,029
Tariff discounts - CDE, current	25,040	8,891
Tariff discounts - CDE, noncurrent	0	0
Provision for socio environmental costs and asset retirement, current	16,360	13,703
Provision for socio environmental costs and asset retirement, noncurrent	107,814	61,828
Payroll, current	20,747	16,951
Payroll, noncurrent	0	0
Profit sharing, current	80,518	56,215
Profit sharing, noncurrent	16,273	11,400
Collections agreement, current	72,483	69,793
Collections agreement, noncurrent	0	0
Guarantees, current	0	0
Guarantees, noncurrent	5,959	44,140
Business combination, current	6,927	9,492
Business combination, noncurrent	0	0
Others, current	40,408	49,454
Others, noncurrent	32,654	7,364
Total, current	961,306	807,623
Total, noncurrent	R$ 426,890	R$ 309,292